Other financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Other Financial Assets And Liabilities
Schedule of other financial assets and liabilities

		Current		Non-Current
	Notes	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
Other financial assets
Restricted cash		-	-	12	9
Derivative financial instruments	16	572	414	463	203
Investments in equity securities		-	-	75	63
Loans - Related parties	29(b)	4	43	246	207
		576	457	796	482
Other financial liabilities
Derivative financial instruments	16	142	94	178	52
Subordinated notes	20(a)	15	4	742	741
Participative shareholders’ debentures	20(b)	-	-	2,313	2,254
Other financial liabilities - Related parties	29(b)	216	235	-	-
Other		276	322	14	-
		649	655	3,247	3,047

Schedule of statement of income and balance sheet

	Average price (R$)
Three-month period ended June 30,	2026	2025
Participative shareholders’ debentures	40.02	34.47